Financial instruments and risk management - Maturity analysis for financial liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	$ 3,230,383	$ 2,906,389
Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	451,046	501,854
Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	2,779,337	2,404,535
Aircraft, engines, land and buildings leases
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	2,708,723	2,412,137
Aircraft, engines, land and buildings leases | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	335,620	283,843
Aircraft, engines, land and buildings leases | Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	2,373,103	2,128,294
Aircraft and engine lease return obligation
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	249,466	188,879
Aircraft and engine lease return obligation | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	5,012	21,949
Aircraft and engine lease return obligation | Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	244,454	166,930
Pre-delivery payments facilities
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	137,907	171,771
Pre-delivery payments facilities | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	62,209	171,771
Pre-delivery payments facilities | Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	75,698
Asset backed trust notes ("CEBUR")
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	116,210	133,602
Asset backed trust notes ("CEBUR") | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	30,128	24,291
Asset backed trust notes ("CEBUR") | Between one year and five years
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	86,082	$ 109,311
Working Capital Facilities
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	18,077
Working Capital Facilities | Within one year
Financial instruments and risk management
Contractual principal payments on financial liabilities and derivative financial instruments	$ 18,077